Segment Information - Accounts Receivable for Services (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Centuri Construction Group Inc [Member]
Segment Reporting Information [Line Items]
Accounts receivable for Centuri services	$ 10,006	$ 9,169